Intangible Assets - Schedule of Finite Lived Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost
Balance, December 31, 2016	$ 352,667	$ 345,603
Acquisition through business combination		40,405
Additions	133	150
Disposals		(35,245)
Impairment	509	4,350
Foreign currency translation	(1,953)	1,754
Balance, December 31, 2017	350,847	352,667
Accumulated Amortization and Impairment
Balance, December 31, 2016	237,723	222,252
Amortization	25,556	24,423
Impairment	509	4,350
Disposals		(13,329)
Foreign currency translation	(366)	27
Balance, December 31, 2017	263,422	237,723
Net Book Value
Net book value of intangible assets	87,425	114,944	$ 123,351
Patents [Member]
Cost
Balance, December 31, 2016	310,508	345,603
Additions	133	150
Disposals		(35,245)
Impairment	509	4,350
Balance, December 31, 2017	310,641	310,508
Accumulated Amortization and Impairment
Balance, December 31, 2016	233,385	222,252
Amortization	18,654	20,112
Impairment	509	4,350
Disposals		(13,329)
Balance, December 31, 2017	252,548	233,385
Net Book Value
Net book value of intangible assets	58,093	77,123	$ 123,351
Developed Software [Member]
Cost
Balance, December 31, 2016	18,227
Acquisition through business combination		17,651
Foreign currency translation	(649)	576
Balance, December 31, 2017	17,578	18,227
Accumulated Amortization and Impairment
Balance, December 31, 2016	2,261
Amortization	3,558	2,249
Foreign currency translation	(146)	12
Balance, December 31, 2017	5,673	2,261
Net Book Value
Net book value of intangible assets	11,905	15,966
Customer Relationships, Brand and Backlog [Member]
Cost
Balance, December 31, 2016	23,932
Acquisition through business combination		22,754
Foreign currency translation	(1,304)	1,178
Balance, December 31, 2017	22,628	23,932
Accumulated Amortization and Impairment
Balance, December 31, 2016	2,077
Amortization	3,344	2,062
Foreign currency translation	(220)	15
Balance, December 31, 2017	5,201	2,077
Net Book Value
Net book value of intangible assets	$ 17,427	$ 21,855